                      BRIGHTHOUSE LIFE INSURANCE COMPANY
                        BRIGHTHOUSE SEPARATE ACCOUNT A

                 SERIES VA (OFFERED ON AND AFTER MAY 2, 2016)

     Supplement dated July 9, 2018 to the Prospectus dated April 30, 2018

Effective for new contracts issued on and after July 23, 2018, Brighthouse Life Insurance Company ("we," "us," or "our") will improve certain GLWB Withdrawal Rates and GLWB Lifetime Guarantee Rates available under the FlexChoice Access Level and FlexChoice Access Expedite variations of the GLWB rider offered with Series VA (offered on and after May 2, 2016) variable annuity contracts issued by us.

CONTRACTS ISSUED PRIOR TO JULY 23, 2018 WILL RECEIVE THE FLEXCHOICE ACCESS GLWB
                 --------
WITHDRAWAL RATES AND GLWB LIFETIME GUARANTEE RATES INDICATED IN THE APRIL 30, 2018 PROSPECTUS. CONTRACTS ISSUED ON AND AFTER JULY 23, 2018 WILL RECEIVE THE
                                  ------------
NEW GLWB WITHDRAWAL RATES AND GLWB LIFETIME GUARANTEE RATES INDICATED BELOW. Please see "Purchase--Allocation of Purchase Payments" in the prospectus for information on how we process applications for new contracts. Please note, the administrative procedures for processing contract applications may vary among the selling firms through which we issue the contracts. Please speak with your financial representative about how to purchase a new contract with a GLWB rider offering the new GLWB Withdrawal Rates and GLWB Lifetime Guarantee Rates.

This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at: Brighthouse Life Insurance Company, Annuity Service Center, P.O. Box 10366, Des Moines, Iowa 50306-0366, or call us at (800) 343-8496, to request a free copy. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

NEW GLWB RATE TABLE EFFECTIVE JULY 23, 2018
-------------------------------------------


Under "Living Benefits--Guaranteed Lifetime Withdrawal Benefit--GLWB Rate Table" in the prospectus, for FlexChoice Access Level and FlexChoice Access Expedite, 1) replace the "--" in the column "Date Last Available" with "07-22-18," and 2) insert the following new rows as the first rows of the FlexChoice Access Level and FlexChoice Access Expedite rate tables:

FLEXCHOICE ACCESS LEVEL

Offers a steady GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate throughout your lifetime.

---------------------------------------------------------------------------------------------------------------------------
DATE         DATE      ROLLUP ROLLUP RATE  LIFETIME   MINIMUM SPOUSAL      GLWB WITHDRAWAL RATE    GLWB LIFETIME GUARANTEE
FIRST        LAST      RATE   PERIOD END   WITHDRAWAL AGE                  (WHEN ACCOUNT VALUE     RATE
AVAILABLE    AVAILABLE        DATE         AGE                             IS GREATER THAN $0)/2/  (WHEN ACCOUNT VALUE
                                                                                                   IS REDUCED TO $0)
---------------------------------------------------------------------------------------------------------------------------
                                                                           AGE AT 1ST  WITHDRAWAL   SINGLE        JOINT
                                                                           WITHDRAWAL    RATE      LIFETIME     LIFETIME
                                                                           AFTER AGE               GUARANTEE    GUARANTEE
                                                                           59 1/2                    RATE         RATE
07/23/18/1/     --      5.00% 10th           59 1/2   Your Spouse's Date   ------------------------------------------------
                              Contract                of Birth may not be  59 1/2 to     4.25%      4.25%        3.25%
                              Anniversary             more than 10 years   less
                                                      after your Date of   than 65
                                                      Birth.               ------------------------------------------------
                                                                           65 to less    5.25%      5.25%        4.25%
                                                                           than 75
                                                                           ------------------------------------------------
                                                                           75 to less    5.50%      5.50%        4.50%
                                                                           than 80
                                                                           ------------------------------------------------
                                                                           80+           6.00%      6.00%        5.00%
---------------------------------------------------------------------------------------------------------------------------

                                                                 SUPP-FCVA-0718

FLEXCHOICE ACCESS EXPEDITE

Offers a higher GLWB Withdrawal Rate while your Account Value is greater than zero and a reduced GLWB Lifetime Guarantee Rate if your Account Value is reduced to zero.

-----------------------------------------------------------------------------------------------------------------------------
DATE         DATE      ROLLUP ROLLUP      LIFETIME   MINIMUM              GLWB WITHDRAWAL RATE   GLWB LIFETIME GUARANTEE RATE
FIRST        LAST      RATE   RATE        WITHDRAWAL SPOUSAL AGE          (WHEN ACCOUNT VALUE    (WHEN ACCOUNT VALUE
AVAILABLE    AVAILABLE        PERIOD END  AGE                             IS GREATER THAN $0)/2/ IS REDUCED TO $0)
                              DATE
-----------------------------------------------------------------------------------------------------------------------------
                                                                          AGE AT 1ST WITHDRAWAL  AGE       SINGLE     JOINT
                                                                          WITHDRAWAL    RATE     WHEN     LIFETIME  LIFETIME
                                                                          AFTER AGE              ACCOUNT  GUARANTEE GUARANTEE
                                                                          59 1/2                 VALUE IS   RATE      RATE
                                                                                                 REDUCED
                                                                                                 TO
07/23/18/1/     --      5.00% 10th          59 1/2   Your Spouse's                               ZERO
                              Contract               Date of Birth may    ---------------------------------------------------
                              Anniversary            not be more than                            79 or      3.50%     2.50%
                                                     10 years after your  59 1/2 to     5.00%    younger
                                                     Date of Birth.       less than              ----------------------------
                                                                          65                     80+        3.75%     2.75%
                                                                          ---------------------------------------------------
                                                                                                 79 or      4.50%     3.50%
                                                                          65 to less    6.00%    younger
                                                                          than 75                ----------------------------
                                                                                                 80+        4.75%     3.75%
                                                                          ---------------------------------------------------
                                                                                                 79 or      4.50%     3.50%
                                                                          75 to less    6.00%    younger
                                                                          than 80                ----------------------------
                                                                                                 80+        4.75%     3.75%
                                                                          ---------------------------------------------------
                                                                                                 79 or       N/A       N/A
                                                                          80+           6.75%    younger
                                                                                                 ----------------------------
                                                                                                 80+        5.50%     4.50%
-----------------------------------------------------------------------------------------------------------------------------

1. FlexChoice Access and the GLWB Death Benefit currently are available for purchase in all states. FlexChoice is no longer available for purchase.

2. When the Account Value is greater than zero, only one GLWB Withdrawal Rate will apply. Your GLWB Withdrawal Rate is determined by when you take your first withdrawal after the Lifetime Withdrawal Age and is independent of your election of payments using the applicable Single or Joint Lifetime Guarantee Rate when your Account Value is reduced to zero.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

 P.O. Box 10366                                     Telephone: (800) 343-8496
 Des Moines, Iowa 50306-0366